CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	$ 16,348	$ 14,136	$ 12,733
Adjustments:
Depreciation and impairment of property and equipment	4,132	3,523	2,781
Amortization and impairment of intangible assets	931	1,456	1,158
Stock-based compensation expense	5,203	4,279	3,343
Excess tax benefits from stock-based award activities	0	0	0
Deferred income taxes	(179)	(104)	(437)
Gain on divestiture of business	0	(740)	(700)
(Gain) loss on marketable and non-marketable investments, net	334	(390)	(166)
Other	212	192	272
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable	(2,094)	(1,641)	(1,307)
Income taxes, net	(179)	591	588
Prepaid revenue share, expenses and other assets	(318)	459	(930)
Accounts payable	203	436	605
Accrued expenses and other liabilities	1,597	757	713
Accrued revenue share	339	245	254
Deferred revenue	43	(175)	233
Net cash provided by operating activities	26,572	23,024	19,140
Investing activities
Purchases of property and equipment	(9,915)	(10,959)	(7,358)
Purchases of marketable securities	(74,368)	(56,310)	(45,444)
Maturities and sales of marketable securities	62,905	51,315	38,314
Purchases of non-marketable investments	(2,172)	(1,227)	(569)
Cash collateral related to securities lending	(350)	1,403	(299)
Investments in reverse repurchase agreements	425	(775)	600
Proceeds from divestiture of business	0	386	2,525
Acquisitions, net of cash acquired, and purchases of intangibles and other assets	(236)	(4,888)	(1,448)
Net cash used in investing activities	(23,711)	(21,055)	(13,679)
Financing activities
Net payments related to stock-based award activities	(2,375)	(2,069)	(781)
Excess tax benefits from stock-based award activities	0	0	0
Adjustment Payment to Class C capital stockholders	(47)	0	0
Repurchases of capital stock	(1,780)	0	0
Proceeds from issuance of debt, net of costs	13,705	11,625	10,768
Repayments of debt	(13,728)	(11,643)	(11,325)
Net cash used in financing activities	(4,225)	(2,087)	(1,338)
Effect of exchange rate changes on cash and cash equivalents	(434)	(433)	(3)
Net increase (decrease) in cash and cash equivalents	(1,798)	(551)	4,120
Cash and cash equivalents at beginning of period	18,347	18,898	14,778
Cash and cash equivalents at end of period	16,549	18,347	18,898
Supplemental disclosures of cash flow information
Cash paid for taxes	3,338	2,819	1,932
Cash paid for interest	96	86	72
Google Inc.
Operating activities
Net income	16,348	14,136	12,733
Adjustments:
Depreciation and impairment of property and equipment	4,132	3,523	2,781
Amortization and impairment of intangible assets	931	1,456	1,158
Stock-based compensation expense	5,203	4,279	3,343
Excess tax benefits from stock-based award activities	(548)	(648)	(481)
Deferred income taxes	(179)	(104)	(437)
Gain on divestiture of business	0	(740)	(700)
(Gain) loss on marketable and non-marketable investments, net	334	(390)	(166)
Other	212	192	272
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable	(2,094)	(1,641)	(1,307)
Income taxes, net	(179)	591	588
Prepaid revenue share, expenses and other assets	(318)	459	(930)
Accounts payable	203	436	605
Accrued expenses and other liabilities	1,597	757	713
Accrued revenue share	339	245	254
Deferred revenue	43	(175)	233
Net cash provided by operating activities	26,024	22,376	18,659
Investing activities
Purchases of property and equipment	(9,915)	(10,959)	(7,358)
Purchases of marketable securities	(74,368)	(56,310)	(45,444)
Maturities and sales of marketable securities	62,905	51,315	38,314
Purchases of non-marketable investments	(2,172)	(1,227)	(569)
Cash collateral related to securities lending	(350)	1,403	(299)
Investments in reverse repurchase agreements	425	(775)	600
Proceeds from divestiture of business	0	386	2,525
Acquisitions, net of cash acquired, and purchases of intangibles and other assets	(236)	(4,888)	(1,448)
Net cash used in investing activities	(23,711)	(21,055)	(13,679)
Financing activities
Net payments related to stock-based award activities	(1,612)	(2,069)	(781)
Excess tax benefits from stock-based award activities	548	648	481
Adjustment Payment to Class C capital stockholders	(47)	0	0
Capital transactions with Alphabet	2,543	0	0
Proceeds from issuance of debt, net of costs	13,705	11,625	10,768
Repayments of debt	(13,728)	(11,643)	(11,325)
Net cash used in financing activities	(3,677)	(1,439)	(857)
Effect of exchange rate changes on cash and cash equivalents	(434)	(433)	(3)
Net increase (decrease) in cash and cash equivalents	(1,798)	(551)	4,120
Cash and cash equivalents at beginning of period	18,347	18,898	14,778
Cash and cash equivalents at end of period	16,549	18,347	18,898
Supplemental disclosures of cash flow information
Cash paid for taxes	3,338	2,819	1,932
Cash paid for interest	$ 96	$ 86	$ 72